Debt (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Debt

	2019
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.90%	732,657
Long-term variable rate debt	2029	2.15% to 3.50%	322,764

			1,055,421
Current maturities			(117,238)

Long-term debt			$938,183

	2018
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2028	1.58% to 4.90%	779,592
Long-term variable rate debt	2028	2.67% to 3.91%	367,656
Loans payables	2019	3.41% to 3.71%	140,000

			1,287,248
Current maturities			(311,965)

Long-term debt			$975,283

Summary of Maturities of Long-term Debt	Maturities of long-term debt for the next five years are as follows:

Year ending December 31, 202 0	117,238
2021	115,965
2022	109,727
2023	88,786
2024	157,824
Thereafter	465,881

$1,055,421

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2019	2018	2017
Finance income -
Interest income on short-term bank deposits	$1,432	$1,670	$1,499
Interest income on investment	22,973	21,958	16,440

	$24,405	$23,628	$17,939

Finance cost -
Interests expense on bank loans	$(36,676)	$(34,687)	$(32,599)
Interest on factoring	(1,316)	(1,163)	(2,624)
Interest on lease liabilities (see note 14)	(13,294)	(14,179)	(15,107)
Other fina nce cost	(6,146)	(796)	(766)

	$(57,432)	$(50,825)	$(51,096)

Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

				Non-cash
	2018	Cash flows	New debt	transactions	2019
Loans and borrowings	$1,287,248	$(426,827)	$95,000	$100,000	$1,055,421
Lease liability	375,683	(103,069)	—	31,950	304,564
Dividends payable	—	(110,438)	—	—	(110,438)

Total liabilities from financing activities	$1,662,931	$(640,334)	$95,000	$131,950	$1,249,547

				Non-cash
	2017	Cash flows	New debt	transactions	2018
Loans and borrowings	$1,174,581	$(401,333)	$225,000	$289,000	$1,287,248
Lease liability	397,006	(106,254)	—	84,931	375,683
Dividends payable	—	(147,604)	—	—	(147,604)

Total liabilities from financing activities	$1,571,587	$(655,191)	$225,000	$373,931	$1,515,327